Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Preferred Stock Restated Redeemable	Preferred Stock Series A	Preferred Stock Series C	Preferred Stock Redeemable	Common Stock Restated	Common Stock	Additional Paid-In Capital Restated	Additional Paid-In Capital	Accumulated Deficit Restated	Accumulated Deficit	Other comprehensive Income Restated	Other comprehensive Income	Restated	Total
Balance at Dec. 31, 2022						$ 60		$ 2,340		$ (6,322,614)				$ (6,320,214)
Balance (in Shares) at Dec. 31, 2022						600,000
Stockholder distributions										(2,329,357)				(2,329,357)
Forgiveness of stockholder loans										(280,635)				(280,635)
Issuance of common shares				$ 3		$ 6		94,991						94,997
Issuance of common shares (in Shares)				625		62,500
Issuance of stock upon Business Combination						$ 13		524						537
Issuance of stock upon Business Combination (in Shares)						134,367
Assets and liabilities assumed from Special Purpose Acquisition Company (“SPAC”)								(94,747)		(667,963)				(762,710)
Net loss										(1,178,906)				(1,178,906)
Balance at Dec. 31, 2023	$ 3	$ 3			$ 79	$ 79	$ 3,108	3,108	$ (10,779,475)	(10,779,475)			$ (10,776,288)	(10,776,288)
Balance (in Shares) at Dec. 31, 2023	625	625			796,867	796,867
Issuance of common shares								250,000						250,000
Issuance of common shares (in Shares)						625
Net loss										(2,859,862)				(2,859,862)
Balance at Mar. 31, 2024		$ 3				$ 79		253,108		(13,639,337)				(13,386,150)
Balance (in Shares) at Mar. 31, 2024		625				797,492
Balance at Dec. 31, 2023	$ 3	$ 3			$ 79	$ 79	3,108	3,108	(10,779,475)	(10,779,475)			(10,776,288)	(10,776,288)
Balance (in Shares) at Dec. 31, 2023	625	625			796,867	796,867
Net loss														(4,889,357)
Balance at Jun. 30, 2024		$ 3				$ 80		435,066		(15,668,832)				(15,233,686)
Balance (in Shares) at Jun. 30, 2024		625				802,492
Balance at Dec. 31, 2023	$ 3	$ 3			$ 79	$ 79	3,108	3,108	(10,779,475)	(10,779,475)			(10,776,288)	(10,776,288)
Balance (in Shares) at Dec. 31, 2023	625	625			796,867	796,867
Reversal of conversion of redeemable preferred shares				$ (2)		$ 5		(3)						2
Reversal of conversion of redeemable preferred shares (in Shares)				(463)		46,250
Share-based compensation								22,810						22,810
Issuance of common shares						$ 6		2,410,435						2,410,441
Issuance of common shares (in Shares)						64,375
Issuance of common shares to vendors						$ 1		159,148						159,149
Issuance of common shares to vendors (in Shares)						5,000
Proceeds allocated to warrants								89,559						89,559
Stock issuance costs								(105,000)						(105,000)
Foreign currency translation adjustment												(6,696)		(6,696)
Net loss										(10,771,451)				(10,771,451)
Balance at Dec. 31, 2024	$ 1	$ 1			$ 91	$ 91	2,580,057	2,580,057	(21,550,926)	(21,550,926)	(6,696)	(6,696)	(18,977,474)	(18,977,474)
Balance (in Shares) at Dec. 31, 2024	162	162			912,492	912,492
Balance at Mar. 31, 2024		$ 3				$ 79		253,108		(13,639,337)				(13,386,150)
Balance (in Shares) at Mar. 31, 2024		625				797,492
Share-based compensation								22,810						22,810
Issuance of common shares						$ 1		159,148						159,149
Issuance of common shares (in Shares)						5,000
Net loss										(2,029,495)				(2,029,495)
Balance at Jun. 30, 2024		$ 3				$ 80		435,066		(15,668,832)				(15,233,686)
Balance (in Shares) at Jun. 30, 2024		625				802,492
Balance at Dec. 31, 2024	$ 1	$ 1			$ 91	$ 91	2,580,057	2,580,057	(21,550,926)	(21,550,926)	(6,696)	(6,696)	(18,977,474)	(18,977,474)
Balance (in Shares) at Dec. 31, 2024	162	162			912,492	912,492
Reversal of conversion of redeemable preferred shares		$ 2				$ (5)		3						(2)
Reversal of conversion of redeemable preferred shares (in Shares)		463				(46,250)
Share-based compensation								475,550						475,550
Issuance of common shares						$ 2		212,162						212,164
Issuance of common shares (in Shares)						18,400
Foreign currency translation adjustment												(3,757)		(3,757)
Net loss										(2,750,317)				(2,750,317)
Balance at Mar. 31, 2025		$ 3				$ 88		3,267,772		(24,301,243)		(10,453)		(21,043,836)
Balance (in Shares) at Mar. 31, 2025		625				884,642
Balance at Dec. 31, 2024	$ 1	$ 1			$ 91	$ 91	$ 2,580,057	2,580,057	$ (21,550,926)	(21,550,926)	$ (6,696)	(6,696)	$ (18,977,474)	(18,977,474)
Balance (in Shares) at Dec. 31, 2024	162	162			912,492	912,492
Net loss														(7,020,611)
Balance at Jun. 30, 2025		$ 2				$ 119		5,449,717		(28,571,537)		(8,361)		(23,130,062)
Balance (in Shares) at Jun. 30, 2025		375	63			1,189,558
Balance at Mar. 31, 2025		$ 3				$ 88		3,267,772		(24,301,243)		(10,453)		(21,043,836)
Balance (in Shares) at Mar. 31, 2025		625				884,642
Issuance of preferred stock								663,164						663,164
Issuance of preferred stock (in Shares)			100
Conversion of preferred stock to common stock		$ (1)				$ 23		730						$ 753
Conversion of preferred stock to common stock (in Shares)		(250)	(37)			225,762								250
Conversion of convertible notes to common stock						$ 3		258,428						$ 258,431
Conversion of convertible notes to common stock (in Shares)						29,079
Share-based compensation								1,064,630						1,064,630
Issuance of common shares						$ 5		194,993						194,998
Issuance of common shares (in Shares)						50,075
Foreign currency translation adjustment												2,092		2,092
Net loss										(4,270,294)				(4,270,294)
Balance at Jun. 30, 2025		$ 2				$ 119		$ 5,449,717		$ (28,571,537)		$ (8,361)		$ (23,130,062)
Balance (in Shares) at Jun. 30, 2025		375	63			1,189,558